UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2010

Date of reporting period:	7/31/2009

Item 1.	Schedule of Investments

Dryden Municipal Bond Fund/High Income Series

Schedule of Investments

as of July 31, 2009 (Unaudited)

Description (a)	Moody’s Ratings*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.8%
Alabama 1.0%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg.
Weyerhaeuser,
Ser. A (Prerefunded 12/1/13)(e)	BBB-(b)	6.125%	12/01/24	$1,000	$1,178,390
Ser. B, A.M.T. (Prerefunded 12/1/13)(e)	BBB-(b)	6.375	12/01/24	1,000	1,166,040
Mobile Indl. Dev. Brd., AL Pwr. Co. (Mandatory
put date 3/19/12)	A2	4.750	06/01/34	1,000	1,035,380
Mobile Indl. Dev. Brd. Poll. Ctl. Rev., Intl. Paper Co.
Proj.	Baa3	4.750	04/01/10	1,100	1,097,008

					4,476,818

Arizona 3.7%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth.,
Ser. D	A+(b)	5.500	01/01/38	2,500	2,433,325
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson
Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3	7.125	10/01/32	5,000	4,799,950
Ser. B	Baa3	7.000	10/01/32	1,700	1,620,423
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev.,
Catholic Hlthcare. West, Ser. A	A2	5.250	07/01/32	2,500	2,239,400
Maricopa Cnty. Poll. Ctrl. Corp., Rev., El Paso
Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,594,005
Pima Cnty. Indl. Dev. Auth. Ed. Rev. Fac.-P.L.C.
Charter Schs. Proj.	NR	6.750	04/01/36	1,500	1,146,690
Pinal Cnty. Correct. Facs. Rev., Florence West
Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250	10/01/19	3,135	2,894,765

					16,728,558

California 9.5%
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp.
Rev., Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.000	07/01/27	1,000	861,510
California St., G.O.	Baa1	6.000	04/01/38	3,500	3,624,250
California Statewide Cmntys. Dev. Auth. Rev.,
Kaiser Permanente,
Ser. C (Mandatory put date 6/1/12)	A+(b)	3.850	11/01/29	2,000	2,028,960
Ser. C Rmkt. on 8/1/06	A+(b)	5.250	08/01/31	1,280	1,196,134
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev.
Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	848,540
City of Chula Vista Indl. Dev. Rev., San Diego
Gas, A.M.T.	Aa3	5.000	12/01/27	1,000	865,610
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev., C.A.B.S. (Converts to 5.875% on 7/15/09)	Baa3	5.875	01/15/28	6,700	5,504,385
Golden St. Tob. Secur. Corp., Tob. Settlement
Rev., Asset Bkd. Sr., Ser. A-1	Baa3	5.750	06/01/47	2,000	1,195,300
Lake Elsinore Spl. Tax Cmnty. Facs.
Dist.-2-Area A-A	NR	5.450	09/01/36	1,500	992,670
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth.
Rev., Twelve Bridges	NR	6.200	09/02/25	3,375	2,929,028

Los Angeles Regional Arpts. Impt. Corp. Lse.
Rev., American Airlines, Inc., A.M.T.	Caa2	7.500	12/01/24	2,000	1,548,380
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2,
The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	809,120
Orange Cnty. Loc. Trans. Auth. Sales Tax Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.200	02/14/11	7,000	7,143,429
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2,
Avalon Ser. A	NR	6.250	09/01/23	3,000	2,579,040
Port of Oakland,
Ser. K, (Prerefunded 5/1/10) A.M.T., N.A.T.L.(e)	A1	5.875	11/01/30	40	41,408
Unrefunded Balance, Ser. K,
A.M.T., N.A.T.L.	A1	5.875	11/01/30	4,960	4,653,770
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax
No. 2003-1,
Sunridge Anatolia	NR	6.000	09/01/33	1,000	764,420
Sunridge Anatolia	NR	6.100	09/01/37	1,980	1,496,524
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs.
Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,455,210
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt.
Proj., Ser. A(h)	C(b)	6.500	05/15/25	130	71,474
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125	08/01/21	1,500	1,463,790
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax
Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	667,840

					42,740,792

Colorado 4.6%
Black Hawk Bus. Impvt. Dist. Utl. G.O.
(Prerefunded 12/1/09)(e)	NR	7.750	12/01/19	4,980	5,182,735
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth./Sunbelt Ser. D, Rfdg.	A1	5.250	11/15/35	2,500	2,312,275
Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,082,400
Poudre Valley Hlthcare., Rfdg.	Baa1	5.000	03/01/25	5,560	4,873,896
Valley View Assn. Proj.	BBB(b)	5.125	05/15/37	1,240	975,657
Colorado Springs Memorial Hosp. Rev.,
Unrefunded balance	A3	6.375	12/15/30	1,260	1,264,675
Denver City & Cnty. Co. Arpt. Rev., A.M.T.
(Mandatory put date 5/15/11)	A1	5.250	11/15/32	2,000	2,042,040
E-470 Pub. Hwy. Auth. Rev., Ser. A2,
N.A.T.L. (Mandatory put date 9/1/11)	Baa1	5.000	09/01/39	1,500	1,526,910
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.500	11/15/38	1,500	1,444,800

					20,705,388

Connecticut 0.6%
Connecticut St. Dev. Auth. Pollutn. Rev., Conn.
Lt. & Pwr. B, A.M.T.	Baa1	5.950	09/01/28	1,500	1,443,690
Connecticut St. Dev. Auth. Solid Waste Disp.
Facs. Rev., PSEG Pwr. LLC Proj., Ser. A,
A.M.T.	Baa1	5.750	11/01/37	1,600	1,432,272

					2,875,962

Delaware 0.4%
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med.
Ctr. Proj., Ser. A	Baa1	5.000	06/01/30	2,000	1,577,540

District of Columbia 0.3%
Metropolitan Washington D.C. Arpt. Auth. Sys.
Rev., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,500	1,489,470

Florida 4.6%
Citizens Ppty. Ins. Corp., Sr. Secd., High Act	A2	6.000	06/01/16	1,500	1,550,205
Greater Orlando Aviation Auth., Orlando Arpt.
Fac. Rev.,
Spl. Purp. – Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	2,000	1,353,740
Spl. Purp. – Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	1,284,360
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR	5.550	05/01/36	400	202,808
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs. Ser. B	Baa3	8.000	08/15/32	1,000	1,008,390
Tampa Electric	Baa1	5.650	05/15/18	1,000	1,015,820
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750	05/01/36	1,920	988,934
Jacksonville Aviation Auth. Rev., A.M.B.A.C.,
A.M.T.	A2	5.000	10/01/26	2,000	1,825,320
Jacksonville Econ. Dev.,
Anheuser Busch Co., Ser. B, A.M.T.	Baa2	4.750	03/01/47	2,500	1,723,650
Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300	05/01/37	2,000	1,193,860
Miami Beach Hlth. Facs. Auth. Hosp. Rev.,
Mount Sinai Med. Ctr., Ser. A	Ba2	6.700	11/15/19	1,000	868,720
Orange Cnty. Hlth. Facs. Auth. Rev., Hosp.
Orlando Regl. Hlthcare., Ser. C	A2	5.250	10/01/35	1,500	1,295,760
Palm Beach Cnty. Pub. Impvt. Rev., Convention
Ctr. Proj., N.A.T.L. (Mandatory put date 11/1/11)	Aa1	5.000	11/01/30	2,500	2,613,051
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.400	05/01/36	1,360	713,374
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.250	05/01/36	1,420	619,219
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A
(original cost $1,013,820; purchased 9/27/07)(i)	Ba1	5.500	10/01/24	1,000	888,810
St. Petersburg Hlth. Facs. Auth. Rev., All
Childrens Hosp.	A1	6.500	11/15/39	1,500	1,541,715

					20,687,736

Georgia 0.9%
Burke Cnty. Dev. Auth. Pollutn. Rev., Oglethorpe
Pwr.-Vogtle Proj., Ser B	A3	5.500	01/01/33	1,000	950,740
Fulton Cnty. Residential Care Facs. Rev.,
Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	896,400
Henry Cnty. Wtr. & Swr. Auth. Rev.,
A.M.B.A.C.	Aa3	6.150	02/01/20	1,000	1,144,260
Marietta Development Auth. Rev. Life Univ.	Ba3	7.000	06/15/39	1,000	811,810

					3,803,210

Guam 0.2%
Guam Govt., Ser. A	B+(b)	7.000	11/15/39	1,000	996,110

Hawaii 0.2%
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,009,380

Idaho 0.5%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth.
Sys. Proj., Ser. A	A2	6.750		11/01/37	1,000	1,053,980
Idaho Hsg. & Fin. Assn. Rev., North Star Charter
Sch. Proj.	BB(b)	9.500		07/01/39	1,000	1,017,150

						2,071,130

Illinois 10.7%
Cary Spec. Tax Svcs. Rev.,
Area No. 1, Cambridge, Ser. A
(Prerefunded 3/1/10)(e)	NR	7.625		03/01/30	3,115	3,300,841
Area No. 2, Foxford Hill
(Prerefunded 3/1/10)(e)	NR	7.500		03/01/30	4,572	4,803,069
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big
Timber Proj. (Prerefunded 3/1/11)(e)	AAA(b)	7.750		03/01/27	5,000	5,635,200
Illinois Fin. Auth. Rev.,
Advancement Fd., Inc. Ser. B	Baa3	5.000		05/01/30	5,000	3,673,500
Friendship Vlg. Schaumburg, Ser. A	NR	5.625		02/15/37	1,000	666,900
Illinois Inst. of Technology, Ser. A	Baa2	5.000		04/01/31	2,500	1,957,950
Illinois Inst. of Technology, Ser. A	Baa2	5.000		04/01/36	5,000	3,750,750
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000		08/15/39	1,500	1,550,205
Provena Hlth., Ser. A	Baa1	7.750		08/15/34	1,000	1,003,400
Rush. Univ. Med. Ctr., Ser. C	A3	6.625		11/01/39	1,000	1,003,780
Rush Univ. Med. Ctr. Oblig. Grp. A	A3	7.250		11/01/38	3,405	3,575,148
Silver Cross & Med. Ctrs.	BBB(b)	7.000		08/15/44	3,000	2,897,580
Student Hsg., Rfdg. Edl.
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp.,
Ser. A	A3	6.250		07/01/22	4,200	4,256,532
Kane & De Kalb Cntys. Sch. Dist., No. 301,
A.M.B.A.C., C.A.B.S., G.O.	NR	3.060	(k)	12/01/11	3,360	3,130,142
Metro. Pier & Expo. Auth. Dedicated St. Tax
Rev., McCormick Place Expansion, Ser. A,
N.A.T.L.	A2	5.250		06/15/42	6,000	5,925,539
Round Lake Rev., Lakewood Spl. Tax #1
(Prerefunded 3/1/13)(e)	NR	6.700		03/01/33	1,000	1,163,700

						48,294,236

Indiana 2.2%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest IN	BBB(b)	5.500		03/01/37	2,000	1,731,180
Cmnty. Foundation Northwest IN Ser. A	BBB(b)	6.000		03/01/34	3,000	2,809,950
Indiana St. Fin. Auth. Env. Facs. Rev.,
IN Pwr. & Lt. Co., Ser. B	Baa1	4.900		01/01/16	1,500	1,508,805
Duke Energy Ind., Ser. B	A3	6.000		08/01/39	1,000	1,014,260
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge.
Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.000		01/01/34	645	631,687
Indianapolis Ind. Loc. Pub. Impvt. Bd. Bk.
Wtrwks. Proj. Ser. A	A3	5.750		01/01/38	1,000	990,270
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.800		09/01/47	1,500	1,052,070

						9,738,222

Iowa 0.9%
Altoona Iowa Urban Renewal Tax Rev., Annual
Appr.	BBB+(b)	6.000		06/01/43	1,000	932,060
Iowa Fin. Auth. Sr. Living Fac. Rev.,
Deerfield Ret. Cmnty. Inc., Ser. A	NR	5.500		11/15/37	1,250	684,625

Mercy Hlth. Initiatives Proj.
(Prerefunded 7/1/11)(e)	AAA(b)	9.250	07/01/25	2,050	2,385,052

					4,001,737

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist
Hlth.	A1	5.750	11/15/38	1,000	1,002,210

Kentucky 0.1%
Owen Cnty. Wtrwks. Sys. Rev., American Wtr. Co.
Proj., Ser. A	Baa2	6.250	06/01/39	500	508,760

Louisiana 1.7%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg.
Olin Corp. Proj.	Ba1	6.625	02/01/16	2,500	2,452,850
Louisiana Pub. Facs. Auth. Hosp. Rev.,
Franciscan Missionaries	A2	6.750	07/01/39	2,000	2,002,700
Christus Hlth., Ser. A	A1	6.000	07/01/29	1,000	985,660
Louisiana St. Citizens Ppty. Ins. Assmt. Rev.,
Ser. C, A.G.C.	Aa2	6.750	06/01/26	2,000	2,265,300

					7,706,510

Maryland 0.5%
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	Baa1	6.200	09/01/22	1,000	1,084,890
Maryland St. Hlth. & Higher Edl. Facs. Auth.
Rev., Medstar Hlth.	A3	5.250	05/15/46	500	444,955
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg.
Synagro. Baltimore, Ser. A, A.M.T.	NR	5.250	12/01/13	700	658,294

					2,188,139

Massachusetts 2.8%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. &
Rfdg. Bonds, Ser. A	Aa2	7.500	05/01/14	1,750	2,047,885
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,830	2,979,510
Linden Ponds, Inc. Fac., Ser. A	NR	5.750	11/15/42	1,000	589,400
Solid Waste Disp. Rev., Dominion Energy Brayton	Baa2	5.750	12/01/42	1,000	1,029,760
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Caregroup, Ser. E-1	A3	5.125	07/01/38	750	629,010
Caritas Christi Oblig. Group, Rfdg., Ser. A	Baa3	5.750	07/01/28	2,000	1,672,040
Caritas Christi Oblig. Group, Rfdg., Ser. B	Baa3	6.750	07/01/16	3,595	3,611,861

					12,559,466

Michigan 4.3%
Detroit Mich. Sewer Disp. Rev., Sr. Lien
Ser. B	Aa3	7.500	07/01/33	1,000	1,157,880
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac.
Rev., E.T.M., N.A.T.L. (e)(h)(j)	Aaa	9.543	06/01/11	500	503,540
Kent Hosp. Fin. Auth. Rev.,
Metro. Hosp. Proj., Ser. A	BB+(b)	6.250	07/01/40	3,000	2,164,590
Spectrum Hlth. (Mandatory put date 1/15/15)	Aa3	5.500	01/15/47	1,000	1,032,260
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd.
Oblig.-Black River Sch.	NR	5.800	09/01/30	1,250	852,088

Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth. Sys. Rfdg., Ser. A	A1	5.250	11/15/46	3,000	2,279,370
McLaren Hlthcare.	A1	5.750	05/15/38	1,500	1,409,745
McLaren Hlthcare. Corp.	A1	5.000	06/01/19	1,000	993,800
Michigan St. Strategic Fd. Ltd. Oblig. Rev.,
Detroit Ed.	A3	5.625	07/01/20	1,000	993,110
Dow Chemical, Ser. A-1(Mandatory put date 6/2/14)	Baa3	6.750	12/01/28	1,000	1,020,810
Dow Chemical, Ser. B-1	Baa3	6.250	06/01/14	1,000	1,020,830
Michigan Strategic Fund Solid Waste Disp. Rev.,
A.M.T.	BBB(b)	4.500	12/01/13	1,000	945,980
Royal Oak Mich Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,425,350
Summit Academy North Pub. Sch., Academy Rev.
Rfdg.	BB+(b)	5.500	11/01/30	1,500	931,455
Summit Academy Pub. Sch., Academy Rev.
Rfdg.	BB+(b)	6.250	11/01/25	2,060	1,545,227

					19,276,035

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
Healtheast Proj.	Ba1	6.000	11/15/35	1,000	766,610

Mississippi 0.2%
Warren County Gulf Opportunity Zone,
Intl. Paper, Ser. A	BBB(b)	6.500	09/01/32	1,000	905,720

Nevada 1.7%
Clark Cnty. Impvt. Dist. Rev., Spec. Impvt. Dist.
No. 142, Loc. Impvt.	NR	6.100	08/01/18	1,940	1,646,847
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co.
Proj. Rfdg., Ser. C	BB+(b)	5.500	10/01/30	4,500	3,852,630
Clark Cnty. Nev. Arpt. Rev.,
Jet Aviation Fuel Tax, Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/16	1,000	1,003,620
Jet Aviation Fuel Tax, Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/17	1,000	996,450

					7,499,547

New Hampshire 0.2%
New Hampshire St. Business Fin. Auth. Pollutn.
Ctl. Rev., United Illuminating Co. Proj. A.M.T.
(Mandatory put date 2/1/12)	Baa2	7.125	07/01/27	1,000	1,027,620

New Jersey 6.7%
Burlington Cnty. Bridge Commn. Econ. Dev.
Rev., The Evergreens Proj.	NR	5.625	01/01/38	1,000	674,480
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625	06/15/19	1,250	1,160,788
Cigarette Tax	Baa2	5.750	06/15/34	750	604,388
Continental Airlines, Inc. A.M.T.	B3	6.400	09/15/23	2,000	1,475,120
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250	09/15/29	6,530	4,472,396
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	849,570
Franciscan Oaks Proj. First Mtge. Rfdg.,	NR	5.700	10/01/17	165	144,175
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,271,090
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.000	07/01/27	2,000	1,621,460
St. Josephs Hlthcare. Sys.	Ba1	6.625	07/01/38	1,000	839,030

St. Peters Univ. Hosp., Ser. A	Baa2	6.875		07/01/30	2,250	2,199,870
Virtua Hlth.	A(b)	5.750		07/01/33	2,000	1,971,780
New Jersey St. Ed. Facs. Auth. UMDNJ	Baa2	7.500		12/01/32	1,000	1,056,810
New Jersey St. Tpke. Auth. Tpke. Rev., Growth
& Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S.,
(Converts to 5.15% on 1/1/15)	A3	5.470	(k)	01/01/35	4,000	2,870,800
New Jersey St. Transn. Tr. Fd. Sys. Auth.,
Ser. A	A1	5.500		12/15/23	2,000	2,161,340
Ser. A	A1	5.875		12/15/38	2,000	2,118,800
Tobacco Settlement Fin. Corp., NJ Rev.,
Ser. 1A	Baa3	4.500		06/01/23	425	363,218
Ser. 1A	Baa3	5.000		06/01/41	6,000	3,234,540

						30,089,655

New Mexico 0.8%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co.
Proj., Ser. A, N.A.T.L. (Mandatory put date
8/1/12)	Baa2	4.000		06/01/32	2,000	1,957,860
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam.
Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A.,
F.H.L.M.C.	AAA(b)	5.500		07/01/35	1,400	1,402,618

						3,360,478

New York 3.0%
Brookhaven Indl. Dev. Agcy. Civic Facs. Rev.,
Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A
(Prerefunded 11/15/10)(e)	NR	8.250		11/15/30	2,000	2,203,420
Erie Cnty. Tob. Asset Securitization Corp. Cap.
Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	6.084	(k)	06/01/47	5,000	117,650
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	6.585	(k)	06/01/50	4,000	57,480
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000		05/01/33	1,500	1,621,725
Ser. A	A3	6.250		04/01/33	500	553,065
New York City Indl. Dev. Agcy.,
Civic Fac. Rev., Staten Island Univ.
Hosp. Proj., Ser. B	Ba2	6.375		07/01/31	960	758,630
Spl. Fac. Rev., American Airlines-JFK
Int’l. Arpt., A.M.T.	B-(b)	7.125		08/01/11	3,495	3,309,975
Spl. Fac. Rev., American Airlines-JFK
Int’l. Arpt., A.M.T.	B-(b)	7.750		08/01/31	2,000	1,531,600
Spl. Fac. Rev.,Terminal One Group Assn. Proj.,
A.M.T.	A3	5.500		01/01/24	2,450	2,319,195
New York Liberty Dev. Corp. Rev., National
Sports Museum Proj. A
(original cost $1,099,998; purchased 8/7/07)(c)(h)(i)	NR	6.125		02/15/19	1,100	1,100
NY ST Dorm. Auth., Orange Reg.-Med. Ctr.	Ba1	6.250		12/01/37	1,500	1,183,200

						13,657,040

North Carolina 0.3%
North Carolina Eastn. Mun. Pwr. Agy. Pwr. Sys.
Rev., Ser. C	Baa1	6.750		01/01/24	1,000	1,118,150

North Dakota 0.4%
Ward Cnty. Hlthcare. Facs. Rev., Trinity Oblig.
Rfdg., Group B	BBB+(b)	6.250	07/01/21	2,000	1,970,220

Ohio 2.6%
Buckeye Tob. Settlement Fin. Auth. Asset Bkd.
Sr. Turbo,
Ser. A-2	Baa3	6.500	06/01/47	2,500	1,590,025
Ser. A-2	Baa3	5.875	06/01/47	1,000	571,880
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc.
Proj.	Baa2	7.500	01/01/30	3,000	3,039,479
Montgomery Cnty. Ohio Rev., Miami Valley
Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,526,790
Ohio St. Air Quality Dev. Auth. Rev., Polltn.
FirstEnergy Generation,
Ser. A	Baa1	5.700	02/01/14	1,500	1,574,895
Ser. C	Baa1	5.625	06/01/18	500	509,680
Ohio St. Wtr. Dev. Auth.
Polltn. Ctl. Facs. Rev., FirstEnergy Generation,
Ser. A(Mandatory put date 6/1/16)	Baa1	5.875	06/01/33	500	518,960
Allied Wste. Solid N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	1,250	1,198,613
Richland Cnty. Ohio Hosp. Facs. Rev.,
Medcentral Hlth. Ser. A (Prerefunded 11/15/10)(e)	A-(b)	6.125	11/15/16	665	716,664
Medcentral Hlth. Sys., Unref. balance, Ser. A,	A-(b)	6.125	11/15/16	335	343,459

					11,590,445

Oklahoma 0.4%
Chickasaw Nation Okla. Hlth. Sys.	NR	6.250	12/01/32	1,340	1,130,518
Norman Regional Hosp. Auth. Rev.	BBB-(b)	5.375	09/01/36	1,000	690,460

					1,820,978

Pennsylvania 5.7%
Allegheny Cnty. Hosp. Dev. Auth. Rev.,
Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	AAA(b)	9.250	11/15/15	845	934,756
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2	5.125	04/01/35	1,335	999,021
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys.
Proj.	Baa1	7.250	07/01/39	1,000	1,037,840
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev.,
Wesley Affiliated Svcs.,
Ser. A (Prerefunded 1/1/13)(e)	NR	7.250	01/01/35	2,890	3,448,493
Ser. A (Prerefunded 1/1/13)(e)	NR	7.250	01/01/35	1,110	1,324,508
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med.
Ctr. Proj.	NR	5.900	07/01/40	1,000	670,710
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp.
Proj. Woods Sch. (Prerefunded 9/15/13)(e)	NR	5.500	03/15/26	780	902,795
Northampton Cnty. PA Gen. Purp. Auth. Hosp.
Rev., St. Lukes Hosp. Proj., Ser. A	Baa1	5.500	08/15/35	1,000	866,250
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov.
Rfdg., Sub, Colver Proj.,
Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	1,500	1,282,245
Ser. G, A.M.T.	NR	5.125	12/01/15	2,000	1,705,920
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Rev.,
Grad. Hlth. Sys. (original cost $ 915,255;
purchased 1/22/98)(c)(h)(i)	NR	7.000	07/01/10	908	9

Grad. Hlth. Sys. (original cost $1,264,342;
purchased 1/22/98-6/23/98)(c)(h)(i)	NR	7.250		07/01/18		1,248	12
Grad. Hlth. Sys., Ser. A (original cost
$1,039,576; purchased 1/21/98-7/6/98)(c)(h)(i)	NR	6.250		07/01/13		1,108	11
Temple Univ. Hlth. Sys., Ser. B	Baa3	5.500		07/01/26		3,000	2,492,730
Philadelphia PA Auth. For Indl. Dev. Revs.,
Please Touch Museum Proj.	BBB-(b)	5.250		09/01/31		1,500	1,218,495
Philadelphia, PA, Ser. B, A.G.C.	Aa2	7.125		07/15/38		1,500	1,644,690
Somerset Cnty. Hosp. Auth. Rev., GF Somers
Hlthcare.
First Mtge. (original cost $1,106,647; purchased
2/10/97)(d)(h)(i)	NR	8.400		06/01/09	**	1,095	651,416
First Mtge. (original cost $8,898,687; purchased
2/10/97)(d)(h)(i)	NR	8.500		06/01/24		8,805	5,211,943
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500		01/01/38		1,500	1,270,545

							25,662,389

Puerto Rico 2.8%
Puerto Rico Comwlth. Govt. Dev. Bank Sr.
Notes,
Ser. B	Baa3	5.000		12/01/15		1,715	1,704,504
Ser. C, A.M.T.	Baa3	5.250		01/01/15		2,000	2,028,120
Puerto Rico Comwlth. Hwy. & Transn. Auth.
Hwy. Rev., Ser. CC	Baa2	5.500		07/01/28		2,500	2,293,500
Puerto Rico Elec. Pwr. Auth. Pwr.
Rev., Ser. TT	A3	5.000		07/01/22		1,000	963,550
Puerto Rico Pub. Bldg. Auth. Rev.,
Gtd. Rfdg., Govt. Facs., Ser. M	Baa3	6.000		07/01/20		2,500	2,513,775
Govt. Facs., Ser. P	Baa3	6.750		07/01/36		750	760,755
Puerto Rico Sales Tax Fing. Corp. Rev.,
Ser. A	A2	5.750		08/01/37		1,000	989,020
Ser. A	A2	6.000		08/01/42		1,500	1,508,955

							12,762,179

Rhode Island 0.5%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev.,
Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000		05/15/39		2,000	2,064,020

South Carolina 0.9%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs.
Rev., Palmetto Hlth. Rfdg., Ser. C (Prerefunded
8/1/13)(e)	Baa1	6.875		08/01/27		540	636,660
Tobacco Settlement Auth. Rev., Mgt. Rfdg.	Baa3	5.000		06/01/18		3,625	3,621,411

							4,258,071

Tennessee 4.1%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin
Corp. Proj., Ser. C	Ba1	6.625		11/01/17		2,000	1,820,600
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Rfdg. First Mtge., Mountain States Hlth., Ser. A,
N.A.T.L., E.T.M.(e)	Baa1	6.750		07/01/17		2,000	2,269,700
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp.
Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	7.440	(k)	01/01/35		1,000	161,410
Memphis Ctr. City Rev., Fin. Corp., RedBirds,
Ser. B (original cost $26,000,000;
purchased 5/10/05)(h)(i)(m)	NR	6.500		09/01/28		26,000	7,020,000

Rutherford Cnty. Hlth. & Edl. Facs., First Mtge.
Rev., Group Homes, Inc.	NR	9.500	12/01/19	5,100	5,102,703
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa1	5.000	02/01/18	2,000	1,913,860

					18,288,273

Texas 10.0%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev.,
American Airlines Inc. Proj., A.M.T.	CCC+(b)	5.750	12/01/29	2,500	875,650
Austin Covention Enterprises Inc., Convention
Ctr., Rfdg. Second Tier, Ser. B	Ba2	5.750	01/01/24	1,000	738,350
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D
(Mandatory put date 10/1/14)	Caa3	5.400	10/01/29	1,000	540,300
TXU Energy Rfdg. Elec. Rmk., A.M.T.,	Caa3	8.250	10/01/30	3,000	1,470,000
Brazos River Auth. TXU Energy Co. LLC,
Rfdg., A.M.T.	Caa3	5.400	05/01/29	2,000	800,060
Clifton Higher Ed. Fin. Corp. Rev., Tejano Ctr.
Cmnty.	BBB-(b)	9.000	02/15/38	2,000	2,036,700
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp.
Rev. Rfdg.
American Airlines, Inc., A.M.T.	CCC+(b)	5.500	11/01/30	2,000	700,560
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	1,110,690
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys.,
Ser. A	NR	7.125	09/01/34	3,000	2,518,620
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,000	998,450
Methodist Hosp. Sys., Ser. B	AA(b)	5.500	12/01/18	500	551,765
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev.,
Buckingham Sr. Living Cmnty., Ser. A
(Prerefunded 2/15/14)(e)	AAA(b)	7.125	02/15/34	1,250	1,496,913
Katy Dev. Auth. Rev., Tax Increment Contract,
Ser. B	NR	6.000	06/01/18	4,000	3,488,120
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House,
G.O., P.S.F.G., Gtd.(f)	Aaa	5.000	02/15/21	1,000	1,098,840
Lower Colorado Riv. Auth. Rev., Rfdg., & Impt.,
Ser. A	A1	7.250	05/15/37	5,000	5,417,950
Matagorda Cnty. Nav. Dist. No. 1, Pollution Ctl.
Rev.,
Rfdg. Bnds. (AEP Texas Proj.), Ser. B,
Remarketed, A.M.B.A.C., A.M.T.	Baa2	4.550	05/01/30	2,000	1,476,500
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,037,300
Mission Econ. Dev. Corp., Allied Waste, Inc.,
Proj. A, A.M.T.	Baa3	5.200	04/01/18	2,000	1,889,040
North Tex. Twy. Auth. Rev., Rfdg. Sys.,
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,378,095
First Tier, Ser. H (Mandatory put date 1/1/13)	A2	5.000	01/01/42	3,000	3,065,010
Second Tier Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,382,425
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy
Co. LLC Proj., Ser. B	Caa3	6.150	08/01/22	1,000	445,090
San Leanna Ed. Facs. Corp. Higher Ed. Rev.
Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750	06/01/32	2,750	2,209,020
Texas Mun. Gas Acquisition & Supply Corp. I
Gas Supply Rev., Sr. Lien, Ser. A	A2	5.250	12/15/26	3,900	3,356,535

Texas Mun. Pwr. Agcy. Rev., N.A.T.L., E.T.M.,
C.A.B.S.(e)	A2	2.760	(k)	09/01/15	50	42,328
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp.
Rev.,
Ed. Cosmos Fndtn., Ser. A	NR	5.375		02/15/37	1,000	687,480
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB-(b)	5.000		08/15/30	2,000	1,292,500

						45,104,291

Virgin Islands 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Matching
Fd. Ln. Diageo, Ser. A	Baa3	6.750		10/01/37	750	751,050

Virginia 3.3%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg.
Chesapeake Gen. Hosp., Ser. A	A3	5.250		07/01/17	3,445	3,565,127
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl.
Rev., Virginia Elec. & Pwr., Ser. A	Baa1	5.875		06/01/17	2,000	2,066,680
Gloucester Cnty. Ind. Dev. Auth. Solid Wste.
Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T.
(Mandatory put date 5/1/14)	BBB(b)	5.125		09/01/38	2,700	2,676,807
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental
Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000		09/01/26	5,315	5,008,962
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp.
Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory
put date 5/1/14)	BBB(b)	5.125		06/01/28	1,600	1,586,256

						14,903,832

Washington 1.5%
Bellevue Conv. Ctr. Auth., King City, Spec.
Oblig. Rev., N.A.T.L. C.A.B.S.	Baa1	1.290	(k)	02/01/10	870	864,406
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375		12/01/22	1,190	1,051,329
Skagit Valley Hosp.	Baa2	5.500		12/01/30	1,250	1,021,163
Skagit Valley Hosp.	Baa2	5.750		12/01/32	1,000	828,380
Tobacco Settlement Fin. Corp. Auth. Tobacco
Settlement Rev., Asset Bkd.	Baa3	6.500		06/01/26	2,125	2,107,596
Washington Hlthcare. Fac. Auth. Rev., Swedish
Hlth. Svcs., Ser. A	A2	6.500		11/15/33	1,000	1,020,900

						6,893,774

West Virginia 1.7%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev.,
Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2	6.750		09/01/30	7,000	7,527,520

Wisconsin 0.6%
Milwaukee Redev. Auth. Redev. Rev. Science Ed.
Consortium Proj., Ser. A	BBB-(b)	5.750		08/01/35	1,500	1,120,035
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Eastcastle Place, Inc. Proj.	NR	6.125		12/01/34	1,000	730,180
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750		08/15/34	1,250	959,925

						2,810,140

Wyoming 0.1%
Campbell Cnty. WY Solid Wst. Fcs. Rev., Basin
Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	502,240

Total long-term investments
(cost $509,099,024)					439,771,651

SHORT-TERM INVESTMENTS 1.4%
California 1.3%
California Infrastructure & Econ. Dev. Bk. Rev.,
Jewish Cmnty. Ctr., Ser. A, F.R.D.D.(g)	A-1+(b)	0.320%	08/03/09	300	300,000
California St. Econ. Recovery, Ser. C-2,
F.R.D.D.(g)	VMIG3	5.000	08/03/09	2,000	2,000,000
Sacramento Cnty. Santn. Dist. Fing. Auth Rev.,
Sub. Lien., Santn. Dist., Ser. D, F.R.D.D.(g)	VMIG1	0.320	08/03/09	2,450	2,450,000
Santa Clara Elec. Rev., F.R.D.D.(g)	A-1(b)	0.320	08/03/09	900	900,000

					5,650,000

Texas 0.1%
Dallas TX Performing Arts Cultural Facs. Corp.,
Dallas Ctr. Fndtn. Proj., Ser. A, F.R.D.D.(g)	VMIG1	0.350	08/03/09	600	600,000

Total short-term investments
(cost $6,250,000)					6,250,000

Total Investments 99.2%
(cost $515,349,024)(l)(n)					446,021,651

Other assets in excess of liabilities(o) 0.8%					3,743,138

Net Assets 100.0%					$449,764,789

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of July 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid

A.C.A.—ACA Financial Guaranty Corporation.

A.G.C.—Assured Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.G.—Permanent School Fund Guaranty.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments; stated rate does not reflect the current yield.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2009.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a security restricted to resale. The aggregate original cost of such securities is $41,338,325. The aggregate value of $13,773,301 is approximately 3.1% of net assets.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of July 31, 2009.
(k)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at July 31, 2009.
(l)	As of July 31, 2009, 2 securities representing $7,671,416 and 1.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	Represents issuer in default of interest payments.
(n)	The United States federal income tax basis of the Series’ investments and the total net unrealized depreciation as of July 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$512,474,182	$13,378,180	$(79,830,711)	$(66,452,531)

The difference between book basis and tax basis were primarily due to the difference in the treatment of accretion of market discount and amortization of premiums for book and tax purposes.

(o)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at July 31, 2009	Value at Trade Date	Unrealized Appreciation/ Depreciation(1)
	Long Positions:
38	U.S. Treasury 5 Yr. Notes	Sep. 09	$4,384,547	$4,407,853	$(23,306)
58	U.S. Treasury 10 Yr. Notes	Sep. 09	6,802,313	6,747,953	54,360
27	U.S. Long Bond	Sep. 09	3,213,000	3,250,355	(37,355)

					$(6,301)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$438,350,235	$7,671,416

	—	438,350,235	7,671,416
Other Financial Instruments*	(6,301)	—	—

Total	$(6,301)	$438,350,235	$7,671,416

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
Balance as of 4/30/09	$7,671,744
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(328)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 7/31/09	$7,671,416

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date  September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date  September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date  September 23, 2009

*	Print the name and title of each signing officer under his or her signature.